Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	Meihua International Medical Technologies Co., Ltd.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001835615
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao TownGuangling District
Entity Address, City or Town	Yangzhou
Entity Address, Postal Zip Code	225000
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	0514-89800199
Business Contact
Document Information Line Items
Entity Address, Address Line One	51 West 52nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	415-9200
Contact Personnel Name	Dorsey & Whitney LLP
Entity Address, State or Province	NY